Supplementary subsidiary guarantee information required under SEC rules	12 Months Ended
Mar. 31, 2014
Supplementary subsidiary guarantee information required under SEC rules
Supplementary subsidiary guarantee information required under SEC rules

25. Supplementary subsidiary guarantee information required under SEC rules:

The Company provides several guarantees of debt of its subsidiaries. The Company has fully and unconditionally guaranteed the securities issued or to be issued by Nomura America Finance LLC, which is an indirect, wholly owned finance subsidiary of the Company.